Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI	$ 102,019	$ 88,905
Securities measured at amortized cost	60,969	65,471
Securities mandatorily measured and designated at FVTPL	140,682	128,859
Total securities	$ 303,670	$ 283,235